Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable and Accrued Liabilities

(in millions of Canadian dollars)	2014	2013
Trade payables	$407	$358
Accrued charges	324	343
Income and other taxes payable	95	46
Accrued interest	75	79
Payroll-related accruals	72	67
Accrued vacation	66	67
Dividends payable	58	62
Personal injury and other claims provision	45	57
Purchase of CP Common shares	39	–
Provision for environmental remediation (Note 21)	16	14
Stock-based compensation liabilities	14	20
Provision for restructuring (Note 4)	11	29
Other	55	47

Total accounts payable and accrued liabilities	$1,277	$1,189